Financial Instrument Risk - Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency risk - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	£ 84,693	£ (9,779)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	73,331	181
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	7,590	3,037
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	10,648	(11,172)
RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(7,904)	(3,321)
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	1,028	1,496
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(136,089)	(67,416)
Financial assets | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(93,315)	(37,866)
Financial assets | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10,183)	(5,485)
Financial assets | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(19,572)	(10,485)
Financial assets | RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(6,425)	(8,605)
Financial assets | Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(6,594)	(4,975)
Financial liabilties
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(51,396)	(77,195)
Financial liabilties | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(19,984)	(37,685)
Financial liabilties | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,593)	(2,448)
Financial liabilties | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(8,924)	(21,657)
Financial liabilties | RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(14,329)	(11,926)
Financial liabilties | Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ (5,566)	£ (3,479)